FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in exchange rates, the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
As of June 30, 2026, the outstanding balance of receivables sold as true sales of receivables amounted to 4.9 billion (5.0 billion at December 31, 2025). In addition, the Company estimates that about 2.5 billion of trade payables were subject to early discount by its suppliers as of June 30, 2026 as compared to 2.3 billion as of December 31, 2025.
Fair value versus carrying amount
The estimated fair value of certain financial instruments is determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2026.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,848	—	4,848	—	—	—
Restricted cash*	50	—	50	—	—	—
Trade accounts receivable and other	4,508	—	4,008	—	500	—
Inventories	19,283	19,283	—	—	—	—
Prepaid expenses and other current assets	3,163	1,503	1,208	—	—	452
Assets classified as held for sale	140	140	—	—	—	—
Total current assets	31,992	20,926	10,114	—	500	452

Non-current assets:
Goodwill and intangible assets	5,461	5,461	—	—	—	—
Property, plant and equipment and biological assets	41,399	41,250	—	149	—	—
Investments in associates and joint ventures	9,937	9,937	—	—	—	—
Other investments	283	—	—	—	283	—
Deferred tax assets	8,561	8,561	—	—	—	—
Other assets	1,517	534	707	136	—	140
Total non-current assets	67,158	65,743	707	285	283	140
Total assets	99,150	86,669	10,821	285	783	592

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,694	—	2,694	—	—	—
Trade accounts payable and other	12,932	—	12,932	—	—	—
Short-term provisions	939	924	15	—	—	—
Accrued expenses and other liabilities	5,321	1,385	3,592	—	—	344
Income tax liabilities	455	455	—	—	—	—
Liabilities classified as held for sale	54	54	—	—	—	—
Total current liabilities	22,395	2,818	19,233	—	—	344

Non-current liabilities:
Long-term debt, net of current portion	11,727	—	11,727	—	—	—
Deferred tax liabilities	2,328	2,328	—	—	—	—
Deferred employee benefits	2,428	2,428	—	—	—	—
Long-term provisions	1,889	1,886	3	—	—	—
Other long-term obligations	1,560	349	956	—	—	255
Total non-current liabilities	19,932	6,991	12,686	—	—	255

Equity:
Equity attributable to the equity holders of the parent	54,820	54,820	—	—	—	—
Non-controlling interests	2,003	2,003	—	—	—	—
Total equity	56,823	56,823	—	—	—	—
Total liabilities and equity	99,150	66,632	31,919	—	—	599
*Restricted cash of 50 include a cash deposit of 35 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2026.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	75	—	208	283
Trade accounts receivable and other subject to TSR programs*	—	—	500	500
Derivative financial current assets	—	452	—	452
Derivative financial non-current assets	—	140	—	140
Total assets at fair value	75	592	708	1,375
Liabilities at fair value:
Derivative financial current liabilities	—	344	—	344
Derivative financial non-current liabilities	—	219	36	255
Total liabilities at fair value	—	563	36	599
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Portfolio of derivatives
Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy, emission rights and others. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2026 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	172	1	673	(3)
Total interest rate instruments		1		(3)
Foreign exchange rate instruments
Forward purchase of contracts	352	9	255	(6)
Forward sale of contracts	450	19	376	(9)
Currency swaps purchases	1,730	29	800	(2)
Currency swaps sales	1,416	12	3,216	(106)
Exchange option purchases	859	6	654	(35)
Exchange options sales	1,611	56	1,515	(14)
Total foreign exchange rate instruments		131		(172)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	828	78	1,092	(136)
Term contracts purchases	1,844	333	1,119	(167)
Options sales/purchases	406	49	916	(85)
Total raw materials (base metal), freight, energy, emission rights and others		460		(388)
Total		592		(563)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2025 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	258	1	15	—
Total interest rate instruments		1		—
Foreign exchange rate instruments
Forward purchase of contracts	168	4	116	(6)
Forward sale of contracts	332	6	389	(12)
Currency swaps sales	1,339	10	4,169	(81)
Currency swaps purchases	3,216	24	534	(6)
Exchange option purchases	1,063	15	1,368	(5)
Exchange options sales	3,974	43	3,333	(55)
Total foreign exchange rate instruments		102		(165)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	486	58	371	(38)
Term contracts purchases	1,082	126	1,249	(196)
Option sales/purchases	633	11	391	(17)
Total raw materials (base metal), freight, energy, emission rights and others		195		(251)
Total		298		(416)
Derivative financial instruments classified as Level 3:
The fair valuation of Level 3 derivative instruments is established at each reporting date and compared to the prior period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
Electricity option
ArcelorMittal and an electricity supplier entered into a multibuyer power supply contract on French market. Other clients of this contract are committed to purchase electricity from the supplier with opt-out rights to be exercised in 2029 for 2030-2034 delivery period. The Company is committed to acquire up to 51% of the opt-out volumes.
The fair value of the option is based on the Black-Scholes model using a Monte Carlo numerical calculation approach. Observable input data used in the valuation include euro zero coupon yield curve and electricity forward prices for tenors quoted by the European Energy Exchange (EEX). Unobservable input data is used to measure fair value to the extent relevant observable inputs are not available. For instance, electricity forward prices are extrapolated for tenors not quoted by EEX and volatility is computed based on historical settlement prices.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)
Change in fair value	(2)
Balance as of December 31, 2025	(35)
Change in fair value	(1)
Balance as of June 30, 2026	(36)
The fair value movement relating to the Level 3 derivative instrument is recognized in financing costs-net in the consolidated statements of operations.